Segment analysis	12 Months Ended
Dec. 31, 2017
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Segment analysis

2 Segment analysis

Accounting policy

The Group’s reported segments are based on the internal reporting structure and financial information provided to the Boards.

Adjusted operating profit is the key segmental profit measure used by the Group in assessing performance. Adjusted operating profit is reconciled to operating profit on page 125.

Revenue represents the value of sales less anticipated returns on transactions completed by performance, excluding customer sales taxes.

Revenues are recognised for the various categories as follows: subscriptions – on periodic dispatch of subscribed product or rateably over the period of the subscription where performance is not measurable by despatch; transactional – on despatch or occurrence of the transaction; and advertising – on publication or over the period of online display.

Revenue recognition policies, while an area of management focus, are generally straightforward in application as the timing of product or service delivery and customer acceptance for the various revenue types can be readily determined. Allowances for product returns are deducted from revenues based on historical return rates. Where sales consist of two or more components that operate independently, revenue is recognised as each component is completed by performance, based on attribution of relative value.

RELX Group is a global provider of information and analytics for professional and business customers across industries operating in four major market segments: Scientific, Technical & Medical is a global information and analytics business that helps institutions and professionals advance healthcare, open science, and improve performance for the benefit of humanity; Risk & Business Analytics provides customers with solutions and decision tools that combine public and industry specific content with advanced technology and analytics to assist them in evaluating and predicting risk and enhancing operational efficiency; Legal is a leading global provider of legal, regulatory and business information and analytics that helps customers increase productivity, improve decision-making and outcomes and advance the rule of law around the world; and Exhibitions is the world’s leading events business, enhancing the power of face-to-face through data and digital tools at over 500 events, in 30 countries, attracting more than 7m participants.

ANALYSIS BY BUSINESS SEGMENT		Revenue		Adjusted operating profit
	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m
Scientific, Technical & Medical	2,478	2,320	2,070	913	853	760
Risk & Business Analytics	2,076	1,906	1,601	759	686	575
Legal	1,692	1,622	1,443	332	311	274
Exhibitions	1,109	1,047	857	285	269	217
Sub-total	7,355	6,895	5,971	2,289	2,119	1,826
Unallocated items	–	–	–	(5)	(5)	(4)
Total	7,355	6,895	5,971	2,284	2,114	1,822

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN				2017 £m	2016 £m	2015 £m
North America				4,004	3,693	3,166
United Kingdom				1,083	1,055	996
The Netherlands				855	813	649
Rest of Europe				704	707	614
Rest of world				709	627	546
Total				7,355	6,895	5,971

ANALYSIS OF REVENUE BY GEOGRAPHICAL MARKET				2017 £m	2016 £m	2015 £m
North America				4,081	3,778	3,215
United Kingdom				522	504	461
The Netherlands				92	118	117
Rest of Europe				1,081	1,091	958
Rest of world				1,579	1,404	1,220
Total				7,355	6,895	5,971

2 Segment analysis (continued)

ANALYSIS OF REVENUE BY FORMAT	2017 £m	2016 £m	2015 £m
Electronic	5,399	4,954	4,179
Print	834	875	906
Face-to-face	1,122	1,066	886
Total	7,355	6,895	5,971

ANALYSIS OF REVENUE BY TYPE	2017 £m	2016 £m	2015 £m
Subscriptions	3,808	3,618	3,123
Transactional	3,449	3,163	2,736
Advertising	98	114	112
Total	7,355	6,895	5,971

ANALYSIS BY BUSINESS SEGMENT	Expenditure on acquired goodwill and intangible assets			Capital expenditure additions			Amortisation of acquired intangible assets			Depreciation and other amortisation
	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m
Scientific, Technical & Medical	94	19	7	97	86	74	77	88	77	81	82	86
Risk & Business Analytics	–	288	41	83	67	56	141	147	131	52	45	33
Legal	6	83	96	154	156	161	52	73	56	121	113	95
Exhibitions	33	21	67	23	26	27	44	38	32	18	17	14
Total	133	411	211	357	335	318	314	346	296	272	257	228

Capital expenditure comprises additions to property, plant and equipment and internally developed intangible assets. Amortisation of acquired intangible assets includes amounts in respect of joint ventures of nil (2016: £3m; 2015: £3m) in Legal and £1m (2016: £1m; 2015: £1m) in Exhibitions.

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2017 £m	2016 £m	2015 £m
North America	7,304	8,174	6,824
United Kingdom	978	906	787
The Netherlands	154	135	125
Rest of Europe	746	801	723
Rest of world	429	461	399
Total	9,611	10,477	8,858

Non-current assets by geographical location exclude amounts relating to deferred tax, pension assets and derivative financial instruments.

Operating profit is reconciled to adjusted operating profit as follows:

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2017 £m	2016 £m	2015 £m
Operating profit	1,905	1,708	1,497
Adjustments:
Amortisation of acquired intangible assets	314	346	296
Acquisition-related costs	56	51	35
Reclassification of tax in joint ventures	10	10	(6)
Reclassification of finance income in joint ventures	(1)	(1)	–
Adjusted operating profit	2,284	2,114	1,822

The share of post-tax results of joint ventures of £37m (2016: £37m; 2015: £64m) included in operating profit comprised £5m (2016: £10m; 2015: £37m) relating to Legal, £32m (2016: £27m; 2015: £28m) relating to Exhibitions and nil (2016: nil; 2015: £1m loss) relating to Risk & Business Analytics.

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Notes to the consolidated financial statements

for the year ended 31 December 2017